Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Principal Payments Under Note Payable	As of December 31, 2011 a schedule of future minimum principal payments under the Note Payable is as follows (in thousands):

Years Ending December 31
2012	$2,462
2013	2,273
2014	757

Total	$5,492

Schedule by Year of Future Minimum Payments under Capital Leases, Together with Present Value of Minimum Lease Payments

At December 31, 2011, a schedule by year of future minimum payments under capital leases, together with the present value of minimum lease payments, is as follows (in thousands):

Years Ending December 31
2012	$13
2013	6

Total	19
Less amount representing interest	(1)

Present value of minimum lease payments	18
Less current portion	(12)

Noncurrent portion	$6

Property and Equipment Under Capital Leases

Property and equipment under capital leases, which are included in property and equipment (Note 5), consisted of the following:

	December 31,
	2011	2010
	(In thousands)
Office equipment	$36	$60
Less accumulated amortization	(19)	(32)

Total	$17	$28